Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Inventory Disclosure [Line Items]
Finished goods	¥ 178,019	¥ 143,570
Materials and supplies	2,717	2,993
Total	¥ 180,736	¥ 146,563